Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	IMPAX FUNDS SERIES TRUST I
Entity Central Index Key	0000076721
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000175861
Shareholder Report [Line Items]
Fund Name	Impax Large Cap Fund
Class Name	Investor Class
Trading Symbol	PAXLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Impax Large Cap Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$104	0.98%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.98%
Line Graph [Table Text Block]
	Impax Large Cap Fund Investor Class $30,239	S&P 500 Index $35,295
12/16/2016	10,000	10,000
12/31/2016	9,916.67	9,922
06/30/2017	10,769.51	10,849
12/31/2017	11,964.6	12,088
06/30/2018	12,338.22	12,408
12/31/2018	11,365.39	11,558
06/30/2019	13,483.86	13,701
12/31/2019	15,326.77	15,197
06/30/2020	15,019.61	14,729
12/31/2020	18,966.84	17,994
06/30/2021	22,625.41	20,738
12/31/2021	24,764.43	23,159
06/30/2022	19,862.91	18,536
12/31/2022	19,814.71	18,964
06/30/2023	22,087.41	22,168
12/31/2023	23,757.55	23,950
06/30/2024	25,935.28	27,612
12/31/2024	27,018.28	29,942
06/30/2025	28,463.5	31,799
12/31/2025	30,238.8	35,295

Average Annual Return [Table Text Block]
	1 Year	5 years	Since Inception (12/16/16)
Investor Class - (Incorp December 16, 2016)	11.92%	9.78%	13.02%
S&P 500 Index	17.88	14.42	14.96

Performance Inception Date	Dec. 16, 2016
AssetsNet	$ 934,105,723
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 7,140,304
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Net Assets	$934,105,723
Total Number of Portfolio Holdings	43
Total Investment Advisory Fees Paid During the Reporting Period	$7,140,304
Portfolio Turnover Rate	60%

Holdings [Text Block]
Company	Percent of Net Assets
NVIDIA Corp.	11.0%
Microsoft Corp.	9.2%
Amazon.com, Inc.	5.6%
Alphabet, Inc., A	4.8%
Mastercard, Inc., A	3.9%
Apple, Inc.	3.5%
Danaher Corp.	3.3%
JPMorgan Chase & Co.	2.8%
Agilent Technologies, Inc.	2.5%
eBay, Inc.	2.4%
Value	Value
Other assets and liabilities (net)	0.4%
OthersFootnote Reference†	30.1%
Technology Hardware, Storage & Peripherals	3.5%
Ground Transportation	3.7%
Financial Services	3.9%
Trading Companies & Distributors	4.0%
Interactive Media & Services	4.8%
Banks	6.4%
Life Sciences Tools & Services	6.7%
Broadline Retail	8.0%
Semiconductors & Semiconductor Equipment	12.5%
Software	16.0%
Value	Value
U.S. Stocks	99.5%
Cash & Cash Equivalents	0.5%

C000175860
Shareholder Report [Line Items]
Fund Name	Impax Large Cap Fund
Class Name	Institutional Class
Trading Symbol	PXLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Impax Large Cap Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$78	0.73%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.73%
Line Graph [Table Text Block]
	Impax Large Cap Fund (Institutional Class) $772,681	S&P 500 Index $882,386
12/16/2016	$250,000	$250,000
12/31/2016	$247,917	$248,050
06/30/2017	$269,424	$271,222
12/31/2017	$299,883	$302,203
06/30/2018	$309,562	$310,208
12/31/2018	$285,513	$288,954
06/30/2019	$339,044	$342,523
12/31/2019	$386,113	$379,935
06/30/2020	$378,959	$368,230
12/31/2020	$478,731	$449,838
06/30/2021	$571,720	$518,446
12/31/2021	$626,754	$578,966
06/30/2022	$503,379	$463,409
12/31/2022	$502,816	$474,110
06/30/2023	$560,957	$554,209
12/31/2023	$603,996	$598,742
06/30/2024	$660,364	$690,302
12/31/2024	$688,682	$748,546
06/30/2025	$726,453	$794,977
12/31/2025	$772,681	$882,386

Average Annual Return [Table Text Block]
	1 Year	5 years	Since Inception (12/16/16)
Institutional Class - (Incorp December 16, 2016)	12.20%	10.05%	13.29%
S&P 500 Index	17.88	14.42	14.96

Performance Inception Date	Dec. 16, 2016
AssetsNet	$ 934,105,723
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 7,140,304
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Net Assets	$934,105,723
Total Number of Portfolio Holdings	43
Total Investment Advisory Fees Paid During the Reporting Period	$7,140,304
Portfolio Turnover Rate	60%

Holdings [Text Block]
Company	Percent of Net Assets
NVIDIA Corp.	11.0%
Microsoft Corp.	9.2%
Amazon.com, Inc.	5.6%
Alphabet, Inc., A	4.8%
Mastercard, Inc., A	3.9%
Apple, Inc.	3.5%
Danaher Corp.	3.3%
JPMorgan Chase & Co.	2.8%
Agilent Technologies, Inc.	2.5%
eBay, Inc.	2.4%
Value	Value
Other assets and liabilities (net)	0.4%
OthersFootnote Reference†	30.1%
Technology Hardware, Storage & Peripherals	3.5%
Ground Transportation	3.7%
Financial Services	3.9%
Trading Companies & Distributors	4.0%
Interactive Media & Services	4.8%
Banks	6.4%
Life Sciences Tools & Services	6.7%
Broadline Retail	8.0%
Semiconductors & Semiconductor Equipment	12.5%
Software	16.0%
Value	Value
U.S. Stocks	99.5%
Cash & Cash Equivalents	0.5%

C000061360
Shareholder Report [Line Items]
Fund Name	Impax Small Cap Fund
Class Name	Investor Class
Trading Symbol	PXSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Impax Small Cap Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$122	1.16%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.16%
Line Graph [Table Text Block]
	Impax Small Cap Fund Investor Class $21,619	S&P 500 Index $39,827	Russell 2000 Index $25,047
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,790	$11,196	$12,131
12/31/2017	$12,824	$13,640	$13,908
12/31/2018	$10,798	$13,042	$12,376
12/31/2019	$13,313	$17,149	$15,535
12/31/2020	$14,880	$20,304	$18,636
12/31/2021	$19,371	$26,132	$21,397
12/31/2022	$14,921	$21,399	$17,024
12/31/2023	$16,938	$27,025	$19,906
12/31/2024	$19,395	$33,786	$22,203
12/31/2025	$21,619	$39,827	$25,047

Average Annual Return [Table Text Block]
	1 Year	5 years	10 Years
Investor Class	11.47%	7.76%	8.02%
S&P 500 Index	17.88	14.42	14.82
Russell 2000 Index	12.81	6.09	9.62

AssetsNet	$ 746,359,994
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 5,202,774
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Net Assets	$746,359,994
Total Number of Portfolio Holdings	64
Total Investment Advisory Fees Paid During the Reporting Period	$5,202,774
Portfolio Turnover Rate	36%

Holdings [Text Block]
Company	Percent of Net Assets
Victory Capital Holdings, Inc., A	5.5%
Acadian Asset Management, Inc.	5.3%
Ligand Pharmaceuticals, Inc.	4.2%
SI-BONE, Inc.	3.2%
Eastern Bankshares, Inc.	3.1%
Planet Fitness, Inc., A	2.8%
Pinnacle Financial Partners, Inc.	2.8%
Pacira BioSciences, Inc.	2.6%
US Foods Holding Corp.	2.3%
Arcosa, Inc.	2.2%
Value	Value
Other assets and liabilities (net)	1.0%
OthersFootnote Reference†	36.5%
Consumer Staples Distribution & Retail	3.8%
Hotels, Restaurants & Leisure	4.0%
Software	4.7%
Construction & Engineering	4.8%
Communications Equipment	5.0%
Biotechnology	5.0%
Health Care Equipment & Supplies	5.9%
Banks	8.9%
Pharmaceuticals	9.6%
Capital Markets	10.8%
Value	Value
U.S. Stocks	97.2%
Foreign Stocks	1.8%
Cash & Cash Equivalents	1.0%

C000128850
Shareholder Report [Line Items]
Fund Name	Impax Small Cap Fund
Class Name	Class A
Trading Symbol	PXSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Impax Small Cap Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$122	1.16%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.16%
Line Graph [Table Text Block]
	Impax Small Cap Fund Class A $20,420	S&P 500 Index $39,827	Russell 2000 Index $25,047
12/31/2015	$9,452	$10,000	$10,000
12/31/2016	$11,139	$11,196	$12,131
12/31/2017	$12,119	$13,640	$13,908
12/31/2018	$10,202	$13,042	$12,376
12/31/2019	$12,576	$17,149	$15,535
12/31/2020	$14,052	$20,304	$18,636
12/31/2021	$18,309	$26,132	$21,397
12/31/2022	$14,092	$21,399	$17,024
12/31/2023	$16,003	$27,025	$19,906
12/31/2024	$18,322	$33,786	$22,203
12/31/2025	$20,420	$39,827	$25,047

Average Annual Return [Table Text Block]
	1 Year	5 years	10 Years
Class A	11.45%	7.76%	8.01%
S&P 500 Index	17.88	14.42	14.82
Russell 2000 Index	12.81	6.09	9.62

AssetsNet	$ 746,359,994
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 5,202,774
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Net Assets	$746,359,994
Total Number of Portfolio Holdings	64
Total Investment Advisory Fees Paid During the Reporting Period	$5,202,774
Portfolio Turnover Rate	36%

Holdings [Text Block]
Company	Percent of Net Assets
Victory Capital Holdings, Inc., A	5.5%
Acadian Asset Management, Inc.	5.3%
Ligand Pharmaceuticals, Inc.	4.2%
SI-BONE, Inc.	3.2%
Eastern Bankshares, Inc.	3.1%
Planet Fitness, Inc., A	2.8%
Pinnacle Financial Partners, Inc.	2.8%
Pacira BioSciences, Inc.	2.6%
US Foods Holding Corp.	2.3%
Arcosa, Inc.	2.2%
Value	Value
Other assets and liabilities (net)	1.0%
OthersFootnote Reference†	36.5%
Consumer Staples Distribution & Retail	3.8%
Hotels, Restaurants & Leisure	4.0%
Software	4.7%
Construction & Engineering	4.8%
Communications Equipment	5.0%
Biotechnology	5.0%
Health Care Equipment & Supplies	5.9%
Banks	8.9%
Pharmaceuticals	9.6%
Capital Markets	10.8%
Value	Value
U.S. Stocks	97.2%
Foreign Stocks	1.8%
Cash & Cash Equivalents	1.0%

C000061361
Shareholder Report [Line Items]
Fund Name	Impax Small Cap Fund
Class Name	Institutional Class
Trading Symbol	PXSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Impax Small Cap Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$96	0.91%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.91%
Line Graph [Table Text Block]
	Impax Small Cap Fund (Institutional Class) $554,061	S&P 500 Index $995,685	Russell 2000 Index $626,170
12/31/2015	$250,000	$250,000	$250,000
12/31/2016	$295,431	$279,900	$303,270
12/31/2017	$322,319	$341,006	$347,691
12/31/2018	$272,079	$326,055	$309,396
12/31/2019	$336,172	$428,719	$388,369
12/31/2020	$376,709	$507,598	$465,891
12/31/2021	$491,769	$653,306	$534,931
12/31/2022	$379,635	$534,986	$425,610
12/31/2023	$431,971	$675,621	$497,661
12/31/2024	$495,854	$844,660	$555,081
12/31/2025	$554,061	$995,685	$626,170

Average Annual Return [Table Text Block]
	1 Year	5 years	10 Years
Institutional Class	11.74%	8.02%	8.28%
S&P 500 Index	17.88	14.42	14.82
Russell 2000 Index	12.81	6.09	9.62

AssetsNet	$ 746,359,994
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 5,202,774
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Net Assets	$746,359,994
Total Number of Portfolio Holdings	64
Total Investment Advisory Fees Paid During the Reporting Period	$5,202,774
Portfolio Turnover Rate	36%

Holdings [Text Block]
Company	Percent of Net Assets
Victory Capital Holdings, Inc., A	5.5%
Acadian Asset Management, Inc.	5.3%
Ligand Pharmaceuticals, Inc.	4.2%
SI-BONE, Inc.	3.2%
Eastern Bankshares, Inc.	3.1%
Planet Fitness, Inc., A	2.8%
Pinnacle Financial Partners, Inc.	2.8%
Pacira BioSciences, Inc.	2.6%
US Foods Holding Corp.	2.3%
Arcosa, Inc.	2.2%
Value	Value
Other assets and liabilities (net)	1.0%
OthersFootnote Reference†	36.5%
Consumer Staples Distribution & Retail	3.8%
Hotels, Restaurants & Leisure	4.0%
Software	4.7%
Construction & Engineering	4.8%
Communications Equipment	5.0%
Biotechnology	5.0%
Health Care Equipment & Supplies	5.9%
Banks	8.9%
Pharmaceuticals	9.6%
Capital Markets	10.8%
Value	Value
U.S. Stocks	97.2%
Foreign Stocks	1.8%
Cash & Cash Equivalents	1.0%

C000043241
Shareholder Report [Line Items]
Fund Name	Impax US Sustainable Economy Fund
Class Name	Investor Class
Trading Symbol	PXWGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Impax US Sustainable Economy Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$76	0.70%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.70%
Line Graph [Table Text Block]
	Impax US Sustainable Economy Fund Investor Class $32,858	S&P 500 Index $39,827	Russell 1000 Index $39,030
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,626	$11,196	$11,205
12/31/2017	$12,953	$13,640	$13,636
12/31/2018	$12,378	$13,042	$12,983
12/31/2019	$15,736	$17,149	$17,063
12/31/2020	$17,836	$20,304	$20,640
12/31/2021	$23,190	$26,132	$26,101
12/31/2022	$18,958	$21,399	$21,108
12/31/2023	$23,581	$27,025	$26,708
12/31/2024	$28,395	$33,786	$33,255
12/31/2025	$32,858	$39,827	$39,030

Average Annual Return [Table Text Block]
	1 Year	5 years	10 Years
Investor Class	15.71%	13.00%	12.63%
S&P 500 Index	17.88	14.42	14.82
Russell 1000 Index	17.37	13.59	14.59

AssetsNet	$ 554,024,138
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 2,094,602
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Net Assets	$554,024,138
Total Number of Portfolio Holdings	130
Total Investment Advisory Fees Paid During the Reporting Period	$2,094,602
Portfolio Turnover Rate	52%

Holdings [Text Block]
Company	Percent of Net Assets
NVIDIA Corp.	8.5%
Apple, Inc.	5.8%
Microsoft Corp.	5.6%
Broadcom, Inc.	4.1%
Alphabet, Inc., A	3.3%
Amazon.com, Inc.	3.1%
Visa, Inc., A	2.3%
Johnson & Johnson	2.2%
Mastercard, Inc., A	2.2%
Eli Lilly & Co.	2.1%
Value	Value
Other assets and liabilities (net)	0.8%
OthersFootnote Reference†	29.1%
Banks	3.5%
Broadline Retail	3.9%
Insurance	3.9%
Financial Services	4.5%
Capital Markets	5.2%
Interactive Media & Services	5.4%
Technology Hardware, Storage & Peripherals	6.3%
Pharmaceuticals	7.1%
Software	10.4%
Semiconductors & Semiconductor Equipment	19.9%
Value	Value
U.S. Stocks	99.2%
Cash & Cash Equivalents	0.8%

C000128848
Shareholder Report [Line Items]
Fund Name	Impax US Sustainable Economy Fund
Class Name	Class A
Trading Symbol	PXGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Impax US Sustainable Economy Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.70%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.70%
Line Graph [Table Text Block]
	Impax US Sustainable Economy Fund Class A $31,044	S&P 500 Index $39,827	Russell 1000 Index $39,030
12/31/2015	$9,450	$10,000	$10,000
12/31/2016	$10,039	$11,196	$11,205
12/31/2017	$12,244	$13,640	$13,636
12/31/2018	$11,701	$13,042	$12,983
12/31/2019	$14,870	$17,149	$17,063
12/31/2020	$16,852	$20,304	$20,640
12/31/2021	$21,906	$26,132	$26,101
12/31/2022	$17,911	$21,399	$21,108
12/31/2023	$22,280	$27,025	$26,708
12/31/2024	$26,820	$33,786	$33,255
12/31/2025	$31,044	$39,827	$39,030

Average Annual Return [Table Text Block]
	1 Year	5 years	10 Years
Class A	15.75%	13.00%	12.63%
S&P 500 Index	17.88	14.42	14.82
Russell 1000 Index	17.37	13.59	14.59

AssetsNet	$ 554,024,138
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 2,094,602
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Net Assets	$554,024,138
Total Number of Portfolio Holdings	130
Total Investment Advisory Fees Paid During the Reporting Period	$2,094,602
Portfolio Turnover Rate	52%

Holdings [Text Block]
Company	Percent of Net Assets
NVIDIA Corp.	8.5%
Apple, Inc.	5.8%
Microsoft Corp.	5.6%
Broadcom, Inc.	4.1%
Alphabet, Inc., A	3.3%
Amazon.com, Inc.	3.1%
Visa, Inc., A	2.3%
Johnson & Johnson	2.2%
Mastercard, Inc., A	2.2%
Eli Lilly & Co.	2.1%
Value	Value
Other assets and liabilities (net)	0.8%
OthersFootnote Reference†	29.1%
Banks	3.5%
Broadline Retail	3.9%
Insurance	3.9%
Financial Services	4.5%
Capital Markets	5.2%
Interactive Media & Services	5.4%
Technology Hardware, Storage & Peripherals	6.3%
Pharmaceuticals	7.1%
Software	10.4%
Semiconductors & Semiconductor Equipment	19.9%
Value	Value
U.S. Stocks	99.2%
Cash & Cash Equivalents	0.8%

C000043242
Shareholder Report [Line Items]
Fund Name	Impax US Sustainable Economy Fund
Class Name	Institutional Class
Trading Symbol	PWGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Impax US Sustainable Economy Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$49	0.45%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.45%
Line Graph [Table Text Block]
	Impax US Sustainable Economy Fund (Institutional Class) $841,735	S&P 500 Index $995,685	Russell 1000 Index $975,745
12/31/2015	$250,000	$250,000	$250,000
12/31/2016	$266,235	$279,900	$280,135
12/31/2017	$325,380	$341,006	$340,888
12/31/2018	$311,842	$326,055	$324,579
12/31/2019	$397,349	$428,719	$426,582
12/31/2020	$451,276	$507,598	$516,007
12/31/2021	$588,223	$653,306	$652,517
12/31/2022	$482,312	$534,986	$527,711
12/31/2023	$601,199	$675,621	$667,708
12/31/2024	$725,614	$844,660	$831,370
12/31/2025	$841,735	$995,685	$975,745

Average Annual Return [Table Text Block]
	1 Year	5 years	10 Years
Institutional Class	16.00%	13.28%	12.91%
S&P 500 Index	17.88	14.42	14.82
Russell 1000 Index	17.37	13.59	14.59

AssetsNet	$ 554,024,138
Holdings Count | Holding	130
Advisory Fees Paid, Amount	$ 2,094,602
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Net Assets	$554,024,138
Total Number of Portfolio Holdings	130
Total Investment Advisory Fees Paid During the Reporting Period	$2,094,602
Portfolio Turnover Rate	52%

Holdings [Text Block]
Company	Percent of Net Assets
NVIDIA Corp.	8.5%
Apple, Inc.	5.8%
Microsoft Corp.	5.6%
Broadcom, Inc.	4.1%
Alphabet, Inc., A	3.3%
Amazon.com, Inc.	3.1%
Visa, Inc., A	2.3%
Johnson & Johnson	2.2%
Mastercard, Inc., A	2.2%
Eli Lilly & Co.	2.1%
Value	Value
Other assets and liabilities (net)	0.8%
OthersFootnote Reference†	29.1%
Banks	3.5%
Broadline Retail	3.9%
Insurance	3.9%
Financial Services	4.5%
Capital Markets	5.2%
Interactive Media & Services	5.4%
Technology Hardware, Storage & Peripherals	6.3%
Pharmaceuticals	7.1%
Software	10.4%
Semiconductors & Semiconductor Equipment	19.9%
Value	Value
U.S. Stocks	99.2%
Cash & Cash Equivalents	0.8%

C000175865
Shareholder Report [Line Items]
Fund Name	Impax Global Sustainable Infrastructure Fund
Class Name	Investor Class
Trading Symbol	PAXDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Impax Global Sustainable Infrastructure Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$98	0.90%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.90%
Line Graph [Table Text Block]
	Impax Global Sustainable Infrastructure Fund Investor Class $20,437	MSCI ACWI Index (Net) $28,084	FTSE Global Infrastructure Opportunities Index $20,484
12/16/2016	10,000	10,000	10,000
12/31/2016	9,910.99	9,997	10,056
06/30/2017	10,581.68	11,144	10,923
12/31/2017	11,817.64	12,394	11,702
06/30/2018	11,917.24	12,340	11,202
12/31/2018	11,319.9	11,227	10,663
06/30/2019	12,983.69	13,049	12,154
12/31/2019	14,246.03	14,213	12,965
06/30/2020	13,672.18	13,324	11,437
12/31/2020	16,275.44	16,523	13,443
06/30/2021	17,969.73	18,556	14,994
12/31/2021	18,531.89	19,586	15,389
06/30/2022	16,094.06	15,633	13,965
12/31/2022	16,041.71	15,989	13,998
06/30/2023	17,282.52	18,217	14,660
12/31/2023	17,537.67	19,539	15,419
06/30/2024	17,632.02	21,747	15,691
12/31/2024	17,264.9	22,956	16,694
06/30/2025	20,408.42	25,263	19,217
12/31/2025	20,436.98	28,084	20,484

Average Annual Return [Table Text Block]
	1 Year	5 years	Since Inception (12/16/16)
Investor Class - (Incorp December 16, 2016)	18.37%	4.66%	8.23%
MSCI ACWI Index (Net)	22.34	11.19	12.11
FTSE Global Infrastructure Opportunities Index	22.70	8.79	8.25

Performance Inception Date	Dec. 16, 2016
AssetsNet	$ 97,518,798
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 629,302
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Net Assets	$97,518,798
Total Number of Portfolio Holdings	41
Total Investment Advisory Fees Paid During the Reporting Period	$629,302
Portfolio Turnover Rate	53%

Holdings [Text Block]
Company	Percent of Net Assets
Waste Connections, Inc.	4.0%
Iberdrola SA	4.0%
Union Pacific Corp.	3.8%
American Water Works Co., Inc.	3.6%
Tele2 AB, B	3.6%
Keppel DC REIT	3.5%
NextEra Energy, Inc.	3.5%
Digital Realty Trust, Inc.	3.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.2%
SSE plc	3.1%
Value	Value
Other assets and liabilities (net)	1.3%
OthersFootnote Reference‡	11.4%
Belgium	2.7%
France	3.0%
Singapore	3.5%
Sweden	3.6%
Spain	4.0%
Taiwan	4.2%
Germany	5.1%
Canada	6.5%
United Kingdom	8.2%
United States	46.5%
Value	Value
Foreign Stocks	52.4%
U.S. Stocks	46.6%
Cash & Cash Equivalents	1.0%

Material Fund Change [Text Block]

Material Fund Changes

At a meeting held on October 1st, 2025, the Trustees of the Fund (the "Acquired Fund") unanimously approved the reorganization of the Acquired Fund into a newly-created exchange-traded fund ("ETF"), which will be managed by the Adviser. The Trustees, who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended) of the Acquired Fund, determined that participation in the Reorganization (as defined below) is in the best interests of the Acquired Fund and the interests of existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization. Subject to shareholder approval, the Acquired Fund will be reorganized into a newly-created ETF, Impax Global Infrastructure ETF, a series of Impax Series Trust I (the "Reorganization"). Upon completion of the reorganization on February 2nd, 2026, all net assets in the Fund were transferred into the ETF and ETF shares were distributed to the Fund's shareholders in complete liquidation of the Fund.

C000175864
Shareholder Report [Line Items]
Fund Name	Impax Global Sustainable Infrastructure Fund
Class Name	Institutional Class
Trading Symbol	PXDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Impax Global Sustainable Infrastructure Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$71	0.65%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.65%
Line Graph [Table Text Block]
	Impax Global Sustainable Infrastructure Fund (Institutional Class) $522,814	MSCI ACWI Index (Net) $702,109	FTSE Global Infrastructure Opportunities Index $512,112
12/16/2016	$250,000	$250,000	$250,000
12/31/2016	$247,775	$249,928	$251,398
06/30/2017	$264,962	$278,612	$273,071
12/31/2017	$295,943	$309,841	$292,562
06/30/2018	$299,201	$308,500	$280,055
12/31/2018	$284,567	$280,672	$266,585
06/30/2019	$326,936	$326,215	$303,838
12/31/2019	$359,075	$355,323	$324,127
06/30/2020	$345,028	$333,107	$285,914
12/31/2020	$411,294	$413,080	$336,079
06/30/2021	$454,460	$463,900	$374,859
12/31/2021	$469,518	$489,655	$384,716
06/30/2022	$408,071	$390,834	$349,136
12/31/2022	$407,286	$399,734	$349,954
06/30/2023	$439,642	$455,435	$366,488
12/31/2023	$446,172	$488,483	$385,478
06/30/2024	$449,065	$543,685	$392,285
12/31/2024	$440,384	$573,912	$417,358
06/30/2025	$521,269	$631,587	$480,424
12/31/2025	$522,814	$702,109	$512,112

Average Annual Return [Table Text Block]
	1 Year	5 years	Since Inception (12/16/16)
Institutional Class - (Incorp December 16, 2016)	18.72%	4.92%	8.50%
MSCI ACWI Index (Net)	22.34	11.19	12.11
FTSE Global Infrastructure Opportunities Index	22.70	8.79	8.25

Performance Inception Date	Dec. 16, 2016
AssetsNet	$ 97,518,798
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 629,302
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Net Assets	$97,518,798
Total Number of Portfolio Holdings	41
Total Investment Advisory Fees Paid During the Reporting Period	$629,302
Portfolio Turnover Rate	53%

Holdings [Text Block]
Company	Percent of Net Assets
Waste Connections, Inc.	4.0%
Iberdrola SA	4.0%
Union Pacific Corp.	3.8%
American Water Works Co., Inc.	3.6%
Tele2 AB, B	3.6%
Keppel DC REIT	3.5%
NextEra Energy, Inc.	3.5%
Digital Realty Trust, Inc.	3.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.2%
SSE plc	3.1%
Value	Value
Other assets and liabilities (net)	1.3%
OthersFootnote Reference‡	11.4%
Belgium	2.7%
France	3.0%
Singapore	3.5%
Sweden	3.6%
Spain	4.0%
Taiwan	4.2%
Germany	5.1%
Canada	6.5%
United Kingdom	8.2%
United States	46.5%
Value	Value
Foreign Stocks	52.4%
U.S. Stocks	46.6%
Cash & Cash Equivalents	1.0%

Material Fund Change [Text Block]

Material Fund Changes

At a meeting held on October 1st, 2025, the Trustees of the Fund (the "Acquired Fund") unanimously approved the reorganization of the Acquired Fund into a newly-created exchange-traded fund ("ETF"), which will be managed by the Adviser. The Trustees, who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended) of the Acquired Fund, determined that participation in the Reorganization (as defined below) is in the best interests of the Acquired Fund and the interests of existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization. Subject to shareholder approval, the Acquired Fund will be reorganized into a newly-created ETF, Impax Global Infrastructure ETF, a series of Impax Series Trust I (the "Reorganization"). Upon completion of the reorganization on February 2nd, 2026, all net assets in the Fund were transferred into the ETF and ETF shares were distributed to the Fund's shareholders in complete liquidation of the Fund.

C000201508
Shareholder Report [Line Items]
Fund Name	Impax Global Opportunities Fund
Class Name	Investor Class
Trading Symbol	PAXGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Impax Global Opportunities Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$129	1.23%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.23%
Line Graph [Table Text Block]
	Impax Global Opportunities Fund Investor Class $19,428	MSCI ACW Index (Net) $22,935
06/27/2018	10,000	10,000
06/30/2018	9,970	10,077
12/31/2018	9,180	9,168
06/30/2019	11,510.63	10,656
12/31/2019	12,255.84	11,607
06/30/2020	11,981	10,881
12/31/2020	15,045.19	13,493
06/30/2021	16,328.04	15,154
12/31/2021	17,857.73	15,995
06/30/2022	13,657.95	12,767
12/31/2022	14,525.56	13,058
06/30/2023	16,312.23	14,877
12/31/2023	16,726.95	15,957
06/30/2024	17,627.31	17,760
12/31/2024	17,754.1	18,747
06/30/2025	19,245.27	20,631
12/31/2025	19,427.62	22,935

Average Annual Return [Table Text Block]
	1 Year	5 years	Since Inception (6/27/18)
Investor Class - (Incorp June 27, 2018)	9.43%	5.25%	9.24%
MSCI ACW Index (Net)	22.34	11.19	11.68

Performance Inception Date	Jun. 27, 2018
AssetsNet	$ 126,672,725
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 889,484
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Net Assets	$126,672,725
Total Number of Portfolio Holdings	39
Total Investment Advisory Fees Paid During the Reporting Period	$889,484
Portfolio Turnover Rate	49%

Holdings [Text Block]
Company	Percent of Net Assets
Microsoft Corp.	7.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.9%
NVIDIA Corp.	4.7%
Boston Scientific Corp.	4.0%
Mastercard, Inc., A	3.6%
Linde plc	3.2%
KBC Group NV	3.1%
Intuitive Surgical, Inc.	3.0%
Cullen/Frost Bankers, Inc.	2.8%
eBay, Inc.	2.7%
Value	Value
Other assets and liabilities (net)	1.6%
Ireland	1.8%
Bermuda	1.8%
Portugal	1.8%
Switzerland	1.9%
India	2.1%
Belgium	3.1%
United Kingdom	4.8%
Japan	5.7%
Taiwan	7.5%
United States	67.9%
Value	Value
U.S. Stocks	68.0%
Foreign Stocks	30.6%
Cash & Cash Equivalents	1.4%

C000201507
Shareholder Report [Line Items]
Fund Name	Impax Global Opportunities Fund
Class Name	Institutional Class
Trading Symbol	PXGOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Impax Global Opportunities Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$103	0.98%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.98%
Line Graph [Table Text Block]
	Impax Global Opportunities Fund (Institutional Class) $493,822	MSCI ACW Index (Net) $573,369
06/27/2018	$250,000	$250,000
06/30/2018	$249,250	$251,932
12/31/2018	$229,500	$229,204
06/30/2019	$287,933	$266,400
12/31/2019	$306,895	$290,169
06/30/2020	$300,523	$272,027
12/31/2020	$377,840	$337,336
06/30/2021	$410,562	$378,839
12/31/2021	$449,488	$399,870
06/30/2022	$344,328	$319,170
12/31/2022	$366,380	$326,438
06/30/2023	$412,216	$371,925
12/31/2023	$423,176	$398,913
06/30/2024	$446,579	$443,994
12/31/2024	$450,307	$468,678
06/30/2025	$488,694	$515,778
12/31/2025	$493,822	$573,369

Average Annual Return [Table Text Block]
	1 Year	5 years	Since Inception (6/27/18)
Institutional Class - (Incorp June 27, 2018)	9.66%	5.50%	9.48%
MSCI ACW Index (Net)	22.34	11.19	11.68

Performance Inception Date	Jun. 27, 2018
AssetsNet	$ 126,672,725
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 889,484
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Net Assets	$126,672,725
Total Number of Portfolio Holdings	39
Total Investment Advisory Fees Paid During the Reporting Period	$889,484
Portfolio Turnover Rate	49%

Holdings [Text Block]
Company	Percent of Net Assets
Microsoft Corp.	7.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.9%
NVIDIA Corp.	4.7%
Boston Scientific Corp.	4.0%
Mastercard, Inc., A	3.6%
Linde plc	3.2%
KBC Group NV	3.1%
Intuitive Surgical, Inc.	3.0%
Cullen/Frost Bankers, Inc.	2.8%
eBay, Inc.	2.7%
Value	Value
Other assets and liabilities (net)	1.6%
Ireland	1.8%
Bermuda	1.8%
Portugal	1.8%
Switzerland	1.9%
India	2.1%
Belgium	3.1%
United Kingdom	4.8%
Japan	5.7%
Taiwan	7.5%
United States	67.9%
Value	Value
U.S. Stocks	68.0%
Foreign Stocks	30.6%
Cash & Cash Equivalents	1.4%

C000061357
Shareholder Report [Line Items]
Fund Name	Impax Global Environmental Markets Fund
Class Name	Investor Class
Trading Symbol	PGRNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Impax Global Environmental Markets Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$126	1.18%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.18%
Line Graph [Table Text Block]
	Impax Global Environmental Markets Fund Investor Class $25,245	MSCI ACWI Index (Net) $30,302
12/31/2015	$10,000	$10,000
12/31/2016	$11,062	$10,786
12/31/2017	$13,985	$13,372
12/31/2018	$11,983	$12,113
12/31/2019	$15,308	$15,335
12/31/2020	$19,243	$17,828
12/31/2021	$23,467	$21,133
12/31/2022	$18,159	$17,252
12/31/2023	$21,165	$21,082
12/31/2024	$22,196	$24,769
12/31/2025	$25,245	$30,302

Average Annual Return [Table Text Block]
	1 Year	5 years	10 Years
Investor Class	13.74%	5.58%	9.70%
MSCI ACWI Index (Net)	22.34	11.19	11.72

AssetsNet	$ 1,671,517,691
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 15,493,973
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Net Assets	$1,671,517,691
Total Number of Portfolio Holdings	45
Total Investment Advisory Fees Paid During the Reporting Period	$15,493,973
Portfolio Turnover Rate	39%

Holdings [Text Block]
Company	Percent of Net Assets
Microsoft Corp.	5.8%
Agilent Technologies, Inc.	4.8%
Linde plc	4.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.4%
Air Liquide SA	3.6%
RenaissanceRe Holdings Ltd.	3.2%
Union Pacific Corp.	3.1%
Schneider Electric SE	3.1%
Veolia Environnement SA	3.1%
Kerry Group plc, A	2.9%
Value	Value
Other assets and liabilities (net)	1.4%
Japan	1.5%
Ireland	2.9%
Bermuda	3.2%
Germany	3.7%
United Kingdom	3.9%
Switzerland	4.7%
Taiwan	6.4%
France	6.7%
United States	65.6%
Value	Value
U.S. Stocks	65.8%
Foreign Stocks	32.9%
Cash & Cash Equivalents	1.3%

C000128849
Shareholder Report [Line Items]
Fund Name	Impax Global Environmental Markets Fund
Class Name	Class A
Trading Symbol	PXEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Impax Global Environmental Markets Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$126	1.18%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.18%
Line Graph [Table Text Block]
	Impax Global Environmental Markets Fund Class A $23,862	MSCI ACWI Index (Net) $30,302
12/31/2015	$9,454	$10,000
12/31/2016	$10,458	$10,786
12/31/2017	$13,224	$13,372
12/31/2018	$11,329	$12,113
12/31/2019	$14,475	$15,335
12/31/2020	$18,192	$17,828
12/31/2021	$22,175	$21,133
12/31/2022	$17,168	$17,252
12/31/2023	$20,014	$21,082
12/31/2024	$20,982	$24,769
12/31/2025	$23,862	$30,302

Average Annual Return [Table Text Block]
	1 Year	5 years	10 Years
Class A	13.72%	5.58%	9.70%
MSCI ACWI Index (Net)	22.34	11.19	11.72

AssetsNet	$ 1,671,517,691
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 15,493,973
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Net Assets	$1,671,517,691
Total Number of Portfolio Holdings	45
Total Investment Advisory Fees Paid During the Reporting Period	$15,493,973
Portfolio Turnover Rate	39%

Holdings [Text Block]
Company	Percent of Net Assets
Microsoft Corp.	5.8%
Agilent Technologies, Inc.	4.8%
Linde plc	4.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.4%
Air Liquide SA	3.6%
RenaissanceRe Holdings Ltd.	3.2%
Union Pacific Corp.	3.1%
Schneider Electric SE	3.1%
Veolia Environnement SA	3.1%
Kerry Group plc, A	2.9%
Value	Value
Other assets and liabilities (net)	1.4%
Japan	1.5%
Ireland	2.9%
Bermuda	3.2%
Germany	3.7%
United Kingdom	3.9%
Switzerland	4.7%
Taiwan	6.4%
France	6.7%
United States	65.6%
Value	Value
U.S. Stocks	65.8%
Foreign Stocks	32.9%
Cash & Cash Equivalents	1.3%

C000061358
Shareholder Report [Line Items]
Fund Name	Impax Global Environmental Markets Fund
Class Name	Institutional Class
Trading Symbol	PGINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Impax Global Environmental Markets Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$100	0.93%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.93%
Line Graph [Table Text Block]
	Impax Global Environmental Markets Fund (Institutional Class) $647,132	MSCI ACWI Index (Net) $757,542
12/31/2015	$250,000	$250,000
12/31/2016	$277,277	$269,661
12/31/2017	$351,551	$334,304
12/31/2018	$301,738	$302,831
12/31/2019	$386,726	$383,377
12/31/2020	$487,257	$445,694
12/31/2021	$595,561	$528,314
12/31/2022	$462,230	$431,294
12/31/2023	$540,128	$527,050
12/31/2024	$567,794	$619,224
12/31/2025	$647,132	$757,542

Average Annual Return [Table Text Block]
	1 Year	5 years	10 Years
Institutional Class	13.97%	5.84%	9.98%
MSCI ACWI Index (Net)	22.34	11.19	11.72

AssetsNet	$ 1,671,517,691
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 15,493,973
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Net Assets	$1,671,517,691
Total Number of Portfolio Holdings	45
Total Investment Advisory Fees Paid During the Reporting Period	$15,493,973
Portfolio Turnover Rate	39%

Holdings [Text Block]
Company	Percent of Net Assets
Microsoft Corp.	5.8%
Agilent Technologies, Inc.	4.8%
Linde plc	4.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.4%
Air Liquide SA	3.6%
RenaissanceRe Holdings Ltd.	3.2%
Union Pacific Corp.	3.1%
Schneider Electric SE	3.1%
Veolia Environnement SA	3.1%
Kerry Group plc, A	2.9%
Value	Value
Other assets and liabilities (net)	1.4%
Japan	1.5%
Ireland	2.9%
Bermuda	3.2%
Germany	3.7%
United Kingdom	3.9%
Switzerland	4.7%
Taiwan	6.4%
France	6.7%
United States	65.6%
Value	Value
U.S. Stocks	65.8%
Foreign Stocks	32.9%
Cash & Cash Equivalents	1.3%

C000246501
Shareholder Report [Line Items]
Fund Name	Impax Global Social Leaders Fund
Class Name	Investor Class
Trading Symbol	IGSLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Impax Global Social Leaders Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$128	1.23%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.23%
Line Graph [Table Text Block]
	Impax Global Social Leaders Fund Investor Class $12,448	MSCI ACWI Index (Net) $15,064
11/30/2023	10,000	10,000
12/31/2023	10,530	10,480
06/30/2024	11,007.3	11,665
12/31/2024	11,436.66	12,313
06/30/2025	12,809.27	13,551
12/31/2025	12,447.72	15,064

Average Annual Return [Table Text Block]
	1 Year	Since Inception (11/30/23)
Investor Class - (Incorp November 30, 2023)	8.84%	11.07%
MSCI ACWI Index (Net)	22.34	21.73

Performance Inception Date	Nov. 30, 2023
AssetsNet	$ 2,491,554
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Net Assets	$2,491,554
Total Number of Portfolio Holdings	42
Total Investment Advisory Fees Paid During the Reporting Period	$-
Portfolio Turnover Rate	26%

Holdings [Text Block]
Company	Percent of Net Assets
NVIDIA Corp.	7.8%
Halma plc	5.0%
Mastercard, Inc., A	4.3%
eBay, Inc.	3.7%
Danone SA	3.3%
Banco Bilbao Vizcaya Argentaria SA	3.2%
Experian plc	3.2%
Trip.com Group Ltd.	3.0%
Recruit Holdings Co. Ltd.	2.9%
Intuit, Inc.	2.7%
Value	Value
Other assets and liabilities (net)	3.7%
OthersFootnote Reference‡	7.4%
Sweden	2.3%
Brazil	2.5%
Japan	2.9%
China	3.0%
Spain	3.2%
France	3.3%
Netherlands	3.9%
Hong Kong	3.9%
United Kingdom	6.1%
United States	57.8%
Value	Value
U.S. Stocks	56.8%
Foreign Stocks	37.9%
Cash & Cash Equivalents	5.3%

C000246502
Shareholder Report [Line Items]
Fund Name	Impax Global Social Leaders Fund
Class Name	Institutional Class
Trading Symbol	IGSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Impax Global Social Leaders Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$102	0.98%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.98%
Line Graph [Table Text Block]
	Impax Global Social Leaders Fund (Institutional Class) $313,035	MSCI ACWI Index (Net) $376,592
11/30/2023	$250,000	$250,000
12/31/2023	$263,500	$262,008
06/30/2024	$275,591	$291,617
12/31/2024	$286,889	$307,830
06/30/2025	$321,319	$338,766
12/31/2025	$313,035	$376,592

Average Annual Return [Table Text Block]
	1 Year	Since Inception (11/30/23)
Institutional Class - (Incorp November 30, 2023)	9.11%	11.39%
MSCI ACWI Index (Net)	22.34	21.73

Performance Inception Date	Nov. 30, 2023
AssetsNet	$ 2,491,554
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Net Assets	$2,491,554
Total Number of Portfolio Holdings	42
Total Investment Advisory Fees Paid During the Reporting Period	$-
Portfolio Turnover Rate	26%

Holdings [Text Block]
Company	Percent of Net Assets
NVIDIA Corp.	7.8%
Halma plc	5.0%
Mastercard, Inc., A	4.3%
eBay, Inc.	3.7%
Danone SA	3.3%
Banco Bilbao Vizcaya Argentaria SA	3.2%
Experian plc	3.2%
Trip.com Group Ltd.	3.0%
Recruit Holdings Co. Ltd.	2.9%
Intuit, Inc.	2.7%
Value	Value
Other assets and liabilities (net)	3.7%
OthersFootnote Reference‡	7.4%
Sweden	2.3%
Brazil	2.5%
Japan	2.9%
China	3.0%
Spain	3.2%
France	3.3%
Netherlands	3.9%
Hong Kong	3.9%
United Kingdom	6.1%
United States	57.8%
Value	Value
U.S. Stocks	56.8%
Foreign Stocks	37.9%
Cash & Cash Equivalents	5.3%

C000137562
Shareholder Report [Line Items]
Fund Name	Impax International Sustainable Economy Fund
Class Name	Investor Class
Trading Symbol	PXINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Impax International Sustainable Economy Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$79	0.69%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.69%
Line Graph [Table Text Block]
	Impax International Sustainable Economy Fund Investor Class $20,752	MSCI EAFE Index (Net) $21,564	MSCI EAFE ESG Leaders Index (Net) $20,505
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$9,815	$10,100	$9,955
12/31/2017	$12,074	$12,628	$12,281
12/31/2018	$10,487	$10,691	$10,634
12/31/2019	$12,876	$13,044	$13,173
12/31/2020	$14,228	$14,064	$14,551
12/31/2021	$15,777	$15,648	$16,193
12/31/2022	$12,937	$13,386	$13,441
12/31/2023	$15,385	$15,828	$15,972
12/31/2024	$16,134	$16,433	$16,330
12/31/2025	$20,752	$21,564	$20,505

Average Annual Return [Table Text Block]
	1 Year	5 years	10 Years
Investor Class	28.62%	7.84%	7.57%
MSCI EAFE Index (Net)	31.22	8.92	8.18
MSCI EAFE ESG Leaders Index (Net)	25.57	7.10	7.44

AssetsNet	$ 1,596,207,609
Holdings Count | Holding	131
Advisory Fees Paid, Amount	$ 6,326,359
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Net Assets	$1,596,207,609
Total Number of Portfolio Holdings	131
Total Investment Advisory Fees Paid During the Reporting Period	$6,326,359
Portfolio Turnover Rate	52%

Holdings [Text Block]
Company	Percent of Net Assets
ASML Holding NV	3.3%
HSBC Holdings plc	2.8%
AstraZeneca plc	2.7%
Novartis AG	2.7%
Siemens AG	2.2%
Iberdrola SA	2.1%
Hitachi Ltd.	2.1%
Sony Group Corp.	2.0%
Tokyo Electron Ltd.	2.0%
Schneider Electric SE	1.9%
Value	Value
Other assets and liabilities (net)	2.1%
OthersFootnote Reference‡	10.9%
Spain	3.9%
Switzerland	4.9%
Italy	5.0%
Netherlands	5.1%
Australia	5.9%
United States	7.8%
France	8.8%
Germany	9.5%
United Kingdom	13.8%
Japan	22.3%
Value	Value
Foreign Stocks	90.7%
U.S. Stocks	7.8%
Cash & Cash Equivalents	1.5%

C000137561
Shareholder Report [Line Items]
Fund Name	Impax International Sustainable Economy Fund
Class Name	Institutional Class
Trading Symbol	PXNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Impax International Sustainable Economy Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$50	0.44%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.44%
Line Graph [Table Text Block]
	Impax International Sustainable Economy Fund (Institutional Class) $531,463	MSCI EAFE Index (Net) $539,090	MSCI EAFE ESG Leaders Index (Net) $512,623
12/31/2015	$250,000	$250,000	$250,000
12/31/2016	$245,920	$252,500	$248,875
12/31/2017	$303,320	$315,712	$307,036
12/31/2018	$264,181	$267,269	$265,849
12/31/2019	$324,966	$326,107	$329,333
12/31/2020	$359,989	$351,595	$363,763
12/31/2021	$400,279	$391,196	$404,831
12/31/2022	$329,047	$334,662	$336,037
12/31/2023	$392,501	$395,697	$399,288
12/31/2024	$412,275	$410,825	$408,253
12/31/2025	$531,463	$539,090	$512,623

Average Annual Return [Table Text Block]
	1 Year	5 years	10 Years
Institutional Class	28.91%	8.10%	7.83%
MSCI EAFE Index (Net)	31.22	8.92	8.18
MSCI EAFE ESG Leaders Index (Net)	25.57	7.10	7.44

AssetsNet	$ 1,596,207,609
Holdings Count | Holding	131
Advisory Fees Paid, Amount	$ 6,326,359
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Net Assets	$1,596,207,609
Total Number of Portfolio Holdings	131
Total Investment Advisory Fees Paid During the Reporting Period	$6,326,359
Portfolio Turnover Rate	52%

Holdings [Text Block]
Company	Percent of Net Assets
ASML Holding NV	3.3%
HSBC Holdings plc	2.8%
AstraZeneca plc	2.7%
Novartis AG	2.7%
Siemens AG	2.2%
Iberdrola SA	2.1%
Hitachi Ltd.	2.1%
Sony Group Corp.	2.0%
Tokyo Electron Ltd.	2.0%
Schneider Electric SE	1.9%
Value	Value
Other assets and liabilities (net)	2.1%
OthersFootnote Reference‡	10.9%
Spain	3.9%
Switzerland	4.9%
Italy	5.0%
Netherlands	5.1%
Australia	5.9%
United States	7.8%
France	8.8%
Germany	9.5%
United Kingdom	13.8%
Japan	22.3%
Value	Value
Foreign Stocks	90.7%
U.S. Stocks	7.8%
Cash & Cash Equivalents	1.5%

C000175863
Shareholder Report [Line Items]
Fund Name	Impax Core Bond Fund
Class Name	Investor Class
Trading Symbol	PAXBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Impax Core Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$75	0.73%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.73%
Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 years	Since Inception (12/16/16)
Investor Class - (Incorp December 16, 2016)	6.44%	-0.59%	1.60%
Bloomberg US Aggregate Bond Index	7.30	-0.36	2.04

The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.372.7827 or visit www.impaxam.com if you have questions about current performance.

Performance Inception Date	Dec. 16, 2016
AssetsNet	$ 857,297,525
Holdings Count | Holding	417
Advisory Fees Paid, Amount	$ 3,364,883
InvestmentCompanyPortfolioTurnover	137.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Net Assets	$857,297,525
Total Number of Portfolio Holdings	417
Total Investment Advisory Fees Paid During the Reporting Period	$3,364,883
Portfolio Turnover Rate	137%

Holdings [Text Block]
Value	Value
Other assets and liabilities (net)	2.3%
Community Investment Notes	0.0%Footnote Reference#
Municipal Bonds	1.0%
Foreign Government and Agency Securities	1.5%
Supranational	5.6%
Asset-Backed Securities	5.9%
U.S. Government and Agency Securities	21.5%
Corporate Bonds	31.0%
Mortgage-Backed Securities	31.2%
Value	Value
U.S. Bonds	88.8%
Supranational	5.7%
Foreign Bonds	4.0%
Cash & Cash Equivalents	1.5%
Community Investment Notes	0.0%Footnote Reference#
U.S. Government	22.7%
AAA	8.1%
AA	5.2%
A	10.6%
BBB	14.3%
BB or lower	3.5%
N/R (Not Rated)	35.6%

Largest Holdings [Text Block]
Company	Percent of Net Assets
U.S. Treasury Notes, 3.500%, 10/15/28	4.4%
U.S. Treasury Bonds, 4.875%, 8/15/45	4.1%
U.S. Treasury Notes, 3.625%, 10/31/30	3.5%
U.S. Treasury Notes, 3.375%, 11/30/27	2.7%
U.S. Treasury Bonds, 4.625%, 11/15/55	2.4%
U.S. Treasury Bonds, 1.875%, 11/15/51	1.1%
U.S. Treasury Notes, 3.750%, 10/31/32	1.0%
Wells Fargo & Co., 5.499%, 1/23/35	0.8%
Bank of America Corp., 5.872%, 9/15/34	0.8%
Sprint Capital Corp., 8.750%, 3/15/32	0.7%

C000175862
Shareholder Report [Line Items]
Fund Name	Impax Core Bond Fund
Class Name	Institutional Class
Trading Symbol	PXBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Impax Core Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$50	0.48%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 years	Since Inception (12/16/16)
Institutional Class - (Incorp December 16, 2016)	6.82%	-0.34%	1.86%
Bloomberg US Aggregate Bond Index	7.30	-0.36	2.04

The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.372.7827 or visit www.impaxam.com if you have questions about current performance.

Performance Inception Date	Dec. 16, 2016
AssetsNet	$ 857,297,525
Holdings Count | Holding	417
Advisory Fees Paid, Amount	$ 3,364,883
InvestmentCompanyPortfolioTurnover	137.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Net Assets	$857,297,525
Total Number of Portfolio Holdings	417
Total Investment Advisory Fees Paid During the Reporting Period	$3,364,883
Portfolio Turnover Rate	137%

Holdings [Text Block]
Value	Value
Other assets and liabilities (net)	2.3%
Community Investment Notes	0.0%Footnote Reference#
Municipal Bonds	1.0%
Foreign Government and Agency Securities	1.5%
Supranational	5.6%
Asset-Backed Securities	5.9%
U.S. Government and Agency Securities	21.5%
Corporate Bonds	31.0%
Mortgage-Backed Securities	31.2%
Value	Value
U.S. Bonds	88.8%
Supranational	5.7%
Foreign Bonds	4.0%
Cash & Cash Equivalents	1.5%
Community Investment Notes	0.0%Footnote Reference#
U.S. Government	22.7%
AAA	8.1%
AA	5.2%
A	10.6%
BBB	14.3%
BB or lower	3.5%
N/R (Not Rated)	35.6%

Largest Holdings [Text Block]
Company	Percent of Net Assets
U.S. Treasury Notes, 3.500%, 10/15/28	4.4%
U.S. Treasury Bonds, 4.875%, 8/15/45	4.1%
U.S. Treasury Notes, 3.625%, 10/31/30	3.5%
U.S. Treasury Notes, 3.375%, 11/30/27	2.7%
U.S. Treasury Bonds, 4.625%, 11/15/55	2.4%
U.S. Treasury Bonds, 1.875%, 11/15/51	1.1%
U.S. Treasury Notes, 3.750%, 10/31/32	1.0%
Wells Fargo & Co., 5.499%, 1/23/35	0.8%
Bank of America Corp., 5.872%, 9/15/34	0.8%
Sprint Capital Corp., 8.750%, 3/15/32	0.7%

C000043226
Shareholder Report [Line Items]
Fund Name	Impax High Yield Bond Fund
Class Name	Investor Class
Trading Symbol	PAXHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Impax High Yield Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$99	0.95%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.95%
Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 years	10 Years
Investor Class	8.72%	2.82%	5.19%
Bloomberg US Aggregate Bond Index	7.30	-0.36	2.01
ICE BofA Merrill Lynch U.S. High Yield Cash Pay BB-B (Constrained 2%) Index	8.69	4.09	6.04

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.372.7827 or visit www.impaxam.com if you have questions about current performance.

AssetsNet	$ 535,826,692
Holdings Count | Holding	215
Advisory Fees Paid, Amount	$ 2,642,451
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Net Assets	$535,826,692
Total Number of Portfolio Holdings	215
Total Investment Advisory Fees Paid During the Reporting Period	$2,642,451
Portfolio Turnover Rate	84%

Holdings [Text Block]
Value	Value
Other assets and liabilities (net)	3.1%
OthersFootnote Reference†	24.4%
Insurance	5.1%
Services	5.8%
Capital Goods	6.1%
Real Estate	6.3%
Financial Services	6.4%
Healthcare	6.6%
Basic Industry	7.7%
Technology & Electronics	7.8%
Telecommunications	8.9%
Media	11.8%
Value	Value
U.S. Bonds	81.6%
Foreign Bonds	13.7%
Loans	2.7%
Cash & Cash Equivalents	1.8%
Foreign Stocks	0.1%
Community Investment Notes	0.1%
A	0.6%
BBB	1.7%
BB or lower	89.4%
N/R (Not Rated)	8.3%

Largest Holdings [Text Block]
Company	Percent of Net Assets
NCL Corp. Ltd., 6.750%, 2/01/32	1.1%
Liberty Mutual Group, Inc., 4.125%, 12/15/51	1.1%
Avantor Funding, Inc., 4.625%, 7/15/28	1.0%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.750%, 3/01/30	1.0%
Hilton Domestic Operating Co., Inc., 6.125%, 4/01/32	1.0%
Cogent Communications Group LLC / Cogent Finance, Inc., 7.000%, 6/15/27	0.8%
Ryan Specialty LLC, 5.875%, 8/01/32	0.8%
United Rentals North America, Inc., 5.250%, 1/15/30	0.8%
CVR Partners LP / CVR Nitrogen Finance Corp., 6.125%, 6/15/28	0.8%
Kennedy-Wilson, Inc., 4.750%, 2/01/30	0.8%

C000128847
Shareholder Report [Line Items]
Fund Name	Impax High Yield Bond Fund
Class Name	Class A
Trading Symbol	PXHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Impax High Yield Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$99	0.95%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.95%
Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 years	10 Years
Class A	8.73%	2.82%	5.19%
Bloomberg US Aggregate Bond Index	7.30	-0.36	2.01
ICE BofA Merrill Lynch U.S. High Yield Cash Pay BB-B (Constrained 2%) Index	8.69	4.09	6.04

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.372.7827 or visit www.impaxam.com if you have questions about current performance.

AssetsNet	$ 535,826,692
Holdings Count | Holding	215
Advisory Fees Paid, Amount	$ 2,642,451
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Net Assets	$535,826,692
Total Number of Portfolio Holdings	215
Total Investment Advisory Fees Paid During the Reporting Period	$2,642,451
Portfolio Turnover Rate	84%

Holdings [Text Block]
Value	Value
Other assets and liabilities (net)	3.1%
OthersFootnote Reference†	24.4%
Insurance	5.1%
Services	5.8%
Capital Goods	6.1%
Real Estate	6.3%
Financial Services	6.4%
Healthcare	6.6%
Basic Industry	7.7%
Technology & Electronics	7.8%
Telecommunications	8.9%
Media	11.8%
Value	Value
U.S. Bonds	81.6%
Foreign Bonds	13.7%
Loans	2.7%
Cash & Cash Equivalents	1.8%
Foreign Stocks	0.1%
Community Investment Notes	0.1%
A	0.6%
BBB	1.7%
BB or lower	89.4%
N/R (Not Rated)	8.3%

Largest Holdings [Text Block]
Company	Percent of Net Assets
NCL Corp. Ltd., 6.750%, 2/01/32	1.1%
Liberty Mutual Group, Inc., 4.125%, 12/15/51	1.1%
Avantor Funding, Inc., 4.625%, 7/15/28	1.0%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.750%, 3/01/30	1.0%
Hilton Domestic Operating Co., Inc., 6.125%, 4/01/32	1.0%
Cogent Communications Group LLC / Cogent Finance, Inc., 7.000%, 6/15/27	0.8%
Ryan Specialty LLC, 5.875%, 8/01/32	0.8%
United Rentals North America, Inc., 5.250%, 1/15/30	0.8%
CVR Partners LP / CVR Nitrogen Finance Corp., 6.125%, 6/15/28	0.8%
Kennedy-Wilson, Inc., 4.750%, 2/01/30	0.8%

C000043227
Shareholder Report [Line Items]
Fund Name	Impax High Yield Bond Fund
Class Name	Institutional Class
Trading Symbol	PXHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Impax High Yield Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$73	0.70%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.70%
Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2025

	1 Year	5 years	10 Years
Institutional Class	9.00%	3.09%	5.45%
Bloomberg US Aggregate Bond Index	7.30	-0.36	2.01
ICE BofA Merrill Lynch U.S. High Yield Cash Pay BB-B (Constrained 2%) Index	8.69	4.09	6.04

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call us at 800.372.7827 or visit www.impaxam.com if you have questions about current performance.

AssetsNet	$ 535,826,692
Holdings Count | Holding	215
Advisory Fees Paid, Amount	$ 2,642,451
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Net Assets	$535,826,692
Total Number of Portfolio Holdings	215
Total Investment Advisory Fees Paid During the Reporting Period	$2,642,451
Portfolio Turnover Rate	84%

Holdings [Text Block]
Value	Value
Other assets and liabilities (net)	3.1%
OthersFootnote Reference†	24.4%
Insurance	5.1%
Services	5.8%
Capital Goods	6.1%
Real Estate	6.3%
Financial Services	6.4%
Healthcare	6.6%
Basic Industry	7.7%
Technology & Electronics	7.8%
Telecommunications	8.9%
Media	11.8%
Value	Value
U.S. Bonds	81.6%
Foreign Bonds	13.7%
Loans	2.7%
Cash & Cash Equivalents	1.8%
Foreign Stocks	0.1%
Community Investment Notes	0.1%
A	0.6%
BBB	1.7%
BB or lower	89.4%
N/R (Not Rated)	8.3%

Largest Holdings [Text Block]
Company	Percent of Net Assets
NCL Corp. Ltd., 6.750%, 2/01/32	1.1%
Liberty Mutual Group, Inc., 4.125%, 12/15/51	1.1%
Avantor Funding, Inc., 4.625%, 7/15/28	1.0%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.750%, 3/01/30	1.0%
Hilton Domestic Operating Co., Inc., 6.125%, 4/01/32	1.0%
Cogent Communications Group LLC / Cogent Finance, Inc., 7.000%, 6/15/27	0.8%
Ryan Specialty LLC, 5.875%, 8/01/32	0.8%
United Rentals North America, Inc., 5.250%, 1/15/30	0.8%
CVR Partners LP / CVR Nitrogen Finance Corp., 6.125%, 6/15/28	0.8%
Kennedy-Wilson, Inc., 4.750%, 2/01/30	0.8%

C000043250
Shareholder Report [Line Items]
Fund Name	Impax Sustainable Allocation Fund
Class Name	Investor Class
Trading Symbol	PAXWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Impax Sustainable Allocation Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$32	0.30%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.30%
AssetsNet	$ 2,388,985,431
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 1,150,813
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Net Assets	$2,388,985,431
Total Number of Portfolio Holdings	11
Total Investment Advisory Fees Paid During the Reporting Period	$1,150,813
Portfolio Turnover Rate	13%

Holdings [Text Block]

Asset Allocation as of December 31, 2025Footnote Reference ^

Value	Value
Affiliated Investment Companies	98.6%
Cash & Cash Equivalents	1.4%
Footnote	Description
Footnote ^	Percent of Total Investments.

Largest Holdings [Text Block]

Affiliated Investment Companies as of December 31, 2025

Percent of Net Assets
Impax Large Cap Fund	32.9%
Impax Core Bond Fund	31.2%
Impax US Sustainable Economy Fund	7.6%
Impax Small Cap Fund	5.0%
Impax High Yield Bond Fund	5.0%
Impax International Sustainable Economy Fund	5.0%
Impax Ellevate Global Women's Leadership Fund	3.0%
Impax Global Opportunities Fund	3.0%
Impax Global Environmental Markets Fund	2.9%
Impax Global Sustainable Infrastructure Fund	2.8%

Material Fund Change [Text Block]
C000043251
Shareholder Report [Line Items]
Fund Name	Impax Sustainable Allocation Fund
Class Name	Institutional Class
Trading Symbol	PAXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Impax Sustainable Allocation Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can also request this information by contacting us at (800) 372-7827.
Additional Information Phone Number	(800) 372-7827
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
AssetsNet	$ 2,388,985,431
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 1,150,813
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2025

Net Assets	$2,388,985,431
Total Number of Portfolio Holdings	11
Total Investment Advisory Fees Paid During the Reporting Period	$1,150,813
Portfolio Turnover Rate	13%

Holdings [Text Block]

Asset Allocation as of December 31, 2025Footnote Reference ^

Value	Value
Affiliated Investment Companies	98.6%
Cash & Cash Equivalents	1.4%
Footnote	Description
Footnote ^	Percent of Total Investments.

Largest Holdings [Text Block]

Affiliated Investment Companies as of December 31, 2025

Percent of Net Assets
Impax Large Cap Fund	32.9%
Impax Core Bond Fund	31.2%
Impax US Sustainable Economy Fund	7.6%
Impax Small Cap Fund	5.0%
Impax High Yield Bond Fund	5.0%
Impax International Sustainable Economy Fund	5.0%
Impax Ellevate Global Women's Leadership Fund	3.0%
Impax Global Opportunities Fund	3.0%
Impax Global Environmental Markets Fund	2.9%
Impax Global Sustainable Infrastructure Fund	2.8%

Material Fund Change [Text Block]